Summary of Significant Accounting Policies - Schedule of Convertible Debt Measured at Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Total derivative liability	$ 10,044		$ 10,044		$ 728,080	$ 726,871
Change in fair value included in other income (expense), net	(58,771)	$ (1,332)	4,696	$ (23,432)	1,209	(606,150)
Carry Value [Member]
Derivative liabilities: Embedded conversion features - notes	10,044		10,044		728,080	726,871
Total derivative liability	$ 10,044		$ 10,044		$ 728,080	$ 726,871